Offsetting of Financial Assets and Financial Liabilities - Summary of Amounts Offset and Not Offset in the Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)		$ 182,944	$ 158,641
Amounts offset in the balance sheet		24,784	3,003
Net amounts presented in balance sheet		158,160	155,638
Impact of master netting agreements		37,314	38,060
Securities received as collateral	[1],[2]	106,108	106,118
Cash collateral		3,874	4,594
Net amount	[3]	10,864	6,866
Gross amounts (Financial Liabilities)		193,878	159,304
Amounts offset in the balance sheet		24,784	3,003
Net amounts presented in balance sheet		169,094	156,301
Impact of master netting agreements		37,314	38,060
Securities pledged as collateral	[1],[2]	115,132	102,128
Cash collateral		7,636	7,292
Net amount	[3]	9,012	8,821
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)		135,282	118,128
Amounts offset in the balance sheet		24,375	2,466
Net amounts presented in balance sheet		110,907	115,662
Impact of master netting agreements		5,738	11,386
Securities received as collateral	[1],[2]	103,814	102,852
Cash collateral		72	25
Net amount	[3]	1,283	1,399
Derivative financial instruments assets 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)		47,662	40,513
Amounts offset in the balance sheet		409	537
Net amounts presented in balance sheet		47,253	39,976
Impact of master netting agreements		31,576	26,674
Securities received as collateral	[1],[2]	2,294	3,266
Cash collateral		3,802	4,569
Net amount	[3]	9,581	5,467
Derivative financial instruments liabilities 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Liabilities)		58,712	50,730
Amounts offset in the balance sheet		409	537
Net amounts presented in balance sheet		58,303	50,193
Impact of master netting agreements		31,576	26,674
Securities pledged as collateral	[1],[2]	10,866	7,837
Cash collateral		7,378	7,186
Net amount	[3]	8,483	8,496
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Liabilities)		135,166	108,574
Amounts offset in the balance sheet		24,375	2,466
Net amounts presented in balance sheet		110,791	106,108
Impact of master netting agreements		5,738	11,386
Securities pledged as collateral	[1],[2]	104,266	94,291
Cash collateral		258	106
Net amount	[3]	$ 529	$ 325

[1]	Certain amounts of collateral are restricted from being sold or repledged except in the event of default or the occurrence of other predetermined events.
[2]	Financial assets received/pledged as collateral are disclosed at fair value and limited to the net balance sheet exposure (i.e. any over-collateralization is excluded from the table).
[3]	Not intended to represent our actual exposure to credit risk.